CONVERTIBLE DEBT (Schedule of Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible Debts [Line Items]
Interest expense	$ 5,175	$ 6,900
Amortization of debt issuance costs	1,839	2,339
Total interest expense	$ 7,014	9,239
Convertible Senior Notes due October 15, 2018 [Member]
Convertible Debts [Line Items]
Annual interest rate	4.00%
Convertible Notes issued in October 2016 [Member]
Convertible Debts [Line Items]
Interest expense	$ 4,400
Amortization of debt issuance costs	1,667
Additional interest expense	1,100
Total interest expense	$ 7,167
Annual interest rate	8.00%
Convertible debts, incremental interest rate	2.00%